Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 6.2%
13,518	CenturyLink, Inc.	$143,561
331	Charter Communications, Inc. - Class A (a)	163,921
4,031	Comcast Corporation - Class A	151,687
2,360	Omnicom Group, Inc.	134,591
11,509	Snap, Inc. - Class A (a)	202,673
3,013	Verizon Communications, Inc.	173,097
		969,530
	Consumer Discretionary - 12.6%
95	Booking Holdings, Inc. (a)	140,654
211	Chipotle Mexican Grill, Inc. (a)	185,373
950	Deckers Outdoor Corporation (a)	141,321
4,709	eBay, Inc.	187,560
11,385	Gap, Inc.	92,446
12,322	Hanesbrands, Inc.	122,481
2,112	Hasbro, Inc.	152,508
1,679	Hilton Worldwide Holdings, Inc.	127,117
7,658	L Brands, Inc.	91,054
6,632	MGM Resorts International	111,617
2,202	PVH Corporation	108,404
4,561	ServiceMaster Global Holdings, Inc. (a)	155,302
2,266	V.F. Corporation	131,655
4,089	Wyndham Destinations, Inc.	104,556
3,203	Wyndham Hotels & Resorts, Inc.	120,785
		1,972,833
	Consumer Staples - 3.2%
3,617	Campbell Soup Company	180,778
890	Estée Lauder Companies, Inc. - Class A	156,996
1,244	Kimberly-Clark Corporation	172,269
		510,043
	Financials - 12.6%
1,486	American Express Company	135,598
774	Aon plc	133,647
5,730	Bank of America Corporation	137,806
1,125	Chubb, Ltd.	121,511
2,568	Citigroup, Inc.	124,702
821	CME Group, Inc.	146,310
813	Goldman Sachs Group, Inc.	149,120
1,406	JPMorgan Chase & Company	134,639
1,561	Marsh & McLennan Companies, Inc.	151,932

687	Moody’s Corporation	167,559
3,619	Morgan Stanley	142,697
619	S&P Global, Inc.	181,293
3,518	U.S. Bancorp	128,407
3,993	Wells Fargo & Company	115,997
		1,971,218
	Health Care - 18.1%
2,118	Abbott Laboratories	195,046
1,955	Baxter International, Inc.	173,565
686	Becton Dickinson and Company	173,236
523	Biogen, Inc. (a)	155,242
2,761	Bristol-Myers Squibb Company	167,896
2,355	Cerner Corporation	163,413
893	Cigna Corporation	174,832
2,758	CVS Health Corporation	169,755
1,304	Eli Lilly & Company	201,651
2,352	Gilead Sciences, Inc.	197,568
1,214	Johnson & Johnson	182,149
1,620	Medtronic plc	158,161
2,131	Merck & Company, Inc.	169,074
4,884	Pfizer, Inc.	187,350
563	Thermo Fisher Scientific, Inc.	188,425
640	UnitedHealth Group, Inc.	187,180
		2,844,543
	Industrials - 6.4%
1,602	Dover Corporation	150,027
2,546	Emerson Electric Company	145,198
4,462	Johnson Controls International plc	129,889
2,889	Owens Corning	125,267
883	Parker-Hannifin Corporation	139,620
4,358	Rollins, Inc.	174,320
1,835	TransUnion	144,580
		1,008,901
	Information Technology - 33.4% (b)
467	Adobe, Inc. (a)	165,150
1,886	Akamai Technologies, Inc. (a)	184,281
597	Apple, Inc.	175,399
2,807	Applied Materials, Inc.	139,452
855	Autodesk, Inc. (a)	159,996
1,054	Automatic Data Processing, Inc.	154,611
4,089	Cisco Systems, Inc.	173,292
1,579	Citrix Systems, Inc.	228,971
1,892	DocuSign, Inc. (a)	198,187
1,168	Fidelity National Information Services, Inc.	154,048
1,493	Fiserv, Inc. (a)	153,869
887	Global Payments, Inc.	147,260
12,756	Hewlett Packard Enterprise Company	128,325

7,848		HP, Inc.	121,722
1,255		International Business Machines Corporation	157,578
614		Intuit, Inc.	165,663
555		Mastercard, Inc. - Class A	152,608
1,007		Microsoft Corporation	180,464
1,274		Okta, Inc. (a)	192,755
3,299		Oracle Corporation	174,748
2,107		Paychex, Inc.	144,372
578		Paycom Software, Inc. (a)	150,870
1,492		PayPal Holdings, Inc. (a)	183,516
692		RingCentral, Inc. - Class A (a)	158,143
967		salesforce.com, Inc. (a)	156,606
494		ServiceNow, Inc. (a)	173,661
1,183		Synopsys, Inc. (a)	185,873
1,449		Twilio, Inc. - Class A (a)	162,723
860		VeriSign, Inc. (a)	180,161
886		Visa, Inc. - Class A	158,346
2,937		Western Digital Corporation	135,337
942		Workday, Inc. - Class A (a)	144,974
			5,242,961
		Materials - 2.5%
905		Ecolab, Inc.	175,118
3,655		Newmont Corporation	217,399
			392,517
		Real Estate - 2.9%
282		Equinix, Inc.	190,407
1,936		Prologis, Inc.	172,749
1,325		Simon Property Group, Inc.	88,470
			451,626
		Utilities - 2.0%
1,304		American Water Works Company, Inc.	158,684
3,793		Essential Utilities, Inc.	158,509
			317,193
		TOTAL COMMON STOCKS (Cost $15,042,282)	15,681,365
		TOTAL INVESTMENTS (Cost $15,042,282) - 99.9%	15,681,365
		Other Assets in Excess of Liabilities - 0.1%	14,894
		NET ASSETS - 100.0%	$15,696,259

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

Summary of Fair Value Disclosure at April 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,681,365	$-	$-	$15,681,365
Total Investments in Securities	$15,681,365	$-	$-	$15,681,365
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended April 30, 2020, the Fund did not recognize any transfers to or from Level 3.